Investment Managers Series Trust

235 West Galena Street

Milwaukee, Wisconsin 53212

August 1, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)

File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the series WCM Quality Dividend Growth Fund do not differ from that contained in Post-Effective Amendment No. 1210 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on July 27, 2023, and Fund became effective on July 28, 2023.

If you have any questions or require further information, do not hesitate to contact me at 626-385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/Diane J. Drake

Diane J. Drake

Secretary